Financial risk - Non-traded market risk (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Confidence level	99.00%
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	0.01%	0.62%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 23.2	$ 57.3
Parent Entity
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	(0.22%)	0.34%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 20.8	$ 56.9
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2.00%
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	0.78%	0.62%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 57.0	$ 57.3
Maximum | Parent Entity
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	0.51%	0.34%
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1.00%
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	(0.09%)	(0.01%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 23.2	$ 27.0
Minimum | Parent Entity
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	(0.28%)	(0.33%)
Average
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	0.27%	0.31%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 32.5	$ 40.8
Average | Parent Entity
Net interest income-at-risk (NaR)
Percentage NaR over reported net interest income	0.04%	0.05%